Description of Organization and Plan of Business Operations - Additional Information (Detail)	Feb. 05, 2021 USD ($) $ / shares shares
Sale of stock issue price per share | $ / shares	$ 10.00
Proceeds from initial public offering	$ 7,000,000
Transaction costs	11.8
Underwriting fee	4,000,000
Deferred underwriting fee payable	7,000,000
Other offering costs	0.8
Assets held-in-trust	3,095,790
Payment made towards restricted investments	$ 200,000,000
Equity method investment ownership percentage	100.00%
Temporary equity redemption price per share | $ / shares	$ 10.00
Interest to pay dissolution expenses	$ 100,000
Minimum net tangible assets for business combination	$ 5,000,001
Percentage of the public shareholding eligible for transfer without restrictions	15.00%
Estimated expenses payable on dissolution	$ 100,000
Minimum [Member]
Percentage of the fair value of assets in the trust account of the prospective acquiree excluding deferred underwriting commission and discount	80.00%
Percent of outstanding voting securities of the target owns or acquires	50.00%
Per share amount to be maintained in the trust account | $ / shares	$ 10.00
Maximum [Member]
Per share amount to be maintained in the trust account | $ / shares	$ 10.00
IPO [Member]
Stock shares issued during the period shares | shares	20,000,000
Sale of stock issue price per share | $ / shares	$ 10.00
Proceeds from initial public offering	$ 200,000,000
Over-Allotment Option [Member]
Stock shares issued during the period shares | shares	2,500,000
Private Placement [Member]
Stock shares issued during the period shares | shares	777,500
Sale of stock issue price per share | $ / shares	$ 10.00
Proceeds from Issuance of private placement	$ 7,775,000